Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 235,630	$ 121,157
Short-term investments	199,546	96,011
Accounts receivable-third parties	46,648	41,410
Accounts receivable-related parties	1,222	1,844
Other receivables, prepayments and deposits	26,786	15,769
Amounts due from related parties	1,142	24,623
Inventories	19,766	16,208
Total current assets	530,740	317,022
Property, plant and equipment	24,170	20,855
Right-of-use assets	8,016	5,516
Deferred tax assets	1,515	815
Investments in equity investees	139,505	98,944
Amount due from a related party		16,190
Other non-current assets	20,172	5,780
Total assets	724,118	465,122
Current liabilities
Accounts payable	31,612	23,961
Other payables, accruals and advance receipts	120,882	81,624
Lease liabilities	2,785	3,216
Income tax payable	1,120	1,828
Deferred revenue	1,597	2,106
Amounts due to a related party	401	366
Total current liabilities	158,397	113,101
Lease liabilities	6,064	3,049
Deferred tax liabilities	5,063	3,158
Long-term bank borrowings	26,861	26,818
Deferred revenue	484	133
Other non-current liabilities	8,300	5,960
Total liabilities	205,169	152,219
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 727,722,215 and 666,906,450 shares issued at December 31, 2020 and 2019 respectively	72,772	66,691
Additional paid-in capital	822,458	514,904
Accumulated losses	(415,591)	(289,734)
Accumulated other comprehensive income/(loss)	4,477	(3,849)
Total Company's shareholders' equity	484,116	288,012
Non-controlling interests	34,833	24,891
Total shareholders' equity	518,949	312,903
Total liabilities and shareholders' equity	$ 724,118	$ 465,122